SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
SEGMENT INFORMATION
(18)	SEGMENT INFORMATION

ASC Topic 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. On July 1, 2011, the Company began to directly operate 13 store locations after acquiring them from one of its distributors, and the Company subsequently opened seven more locations during the six months ended December 31, 2011. As of December 31, 2011, the Company’s distributors operated 393 points of sale. During year ended December 31, 2011, the Company operated in two reportable business segments: (1) sales to its distributors, and (2) retail sales at Company-operated stores. The Company's reportable segments represent the two ways that the Company sells its products: directly to consumers (via Company-operated stores), and to its distributors who then sell the products to consumers. These segments share certain costs that are allocated on the basis of revenues: advertising within the PRC and research and development. Company-operated stores require different types of management focus and as such are managed separately.

Condensed information with respect to the two reportable business segments for the years ended December 31, 2011 and 2010 is as follows (in thousands):
	Year Ended December 31,
	2011	2010
Net sales:
Distributor	85,497	73,834
Company stores	3,329	-
	88,826	73,834

Cost of sales:
Distributor	49,124	43,863
Company stores	940	-
	50,064	43,863

Selling expense:
Distributor	12,726	8,568
Company stores	2,893	-
	15,619	8,568

General and administrative expense:
Distributor	2,628	2,240
Company stores	102	-
	2,730	2,240

Net income (loss)
Distributor	21,020	19,163
Company stores	(607)
Other (a)	(6,485)	(4,177)
	13,928	14,986

(a)
The Company does not allocate its general and administrative expenses from it activities in the United States, or the fair value charges of its derivative liabilities, to its reportable segments, as they are managed at the corporate level.

	December 31,	December 31,
	2011	2010
Depreciation and amortization:
Corporate	$23	$-
Distributor	-	$71
Company stores	1,640	-
	$1,673	$71

	December 31,	December 31,
	2011	2010
Identifiable long lived assets at December 31, 2011 and 2010 (net of depreciation and amortization):
Corporate	$54	$73
Distributor	-	$1,135
Company stores	7,362	-
	$7,416	$1,208

	December 31,	December 31,
	2011	2010
Capital expenditures (excludes acquisition costs)
Corporate	$58	$9
Distributor	-	$-
Company stores	2,301	-
	$2,359	$9